RESTRUCTURING CHARGES - Restructuring Program Charges Related to Segments (Details) - USD ($) $ in Millions	12 Months Ended			24 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 133	$ 202	$ 57	$ 335
Operating segments | Electrical Americas
Restructuring Cost and Reserve [Line Items]
Restructuring charges	14	12	5
Operating segments | Electrical Global
Restructuring Cost and Reserve [Line Items]
Restructuring charges	63	88	26
Operating segments | Aerospace
Restructuring Cost and Reserve [Line Items]
Restructuring charges	10	9	5
Operating segments | Mobility
Restructuring Cost and Reserve [Line Items]
Restructuring charges	31	64	13
Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 14	$ 29	$ 8